Description of Organization, Business Operations and Going Concern (Details) - USD ($)			12 Months Ended
	Dec. 14, 2023	Mar. 15, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 13, 2023
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Aggregate consideration shares (in Shares)			123,500
Merger agreement, description			(i) 5,000,000 Earnout Shares if, over any ten (10) trading days within any thirty (30) trading day period from and after the date that is thirty (30) days following the closing date of the Transactions (the “Closing Date”) until the second anniversary of the Closing Date, the VWAP of the shares of Solidion’s Class A common stock is greater than or equal to $12.50 per share (subject to any adjustment pursuant to the Merger Agreement);(ii) 7,500,000 Earnout Shares if, over any ten (10) trading days within any thirty (30) trading day period from and after the date that is one hundred eighty (180) days following the Closing Date until the date that is forty-two (42) months following the Closing Date, the VWAP of the shares of Solidion’s Class A common stock is greater than or equal to $15.00 per share (subject to any adjustment pursuant to the Merger Agreement); and(iii) 10,000,000 Earnout Shares if over any ten (10) trading days within any thirty (30) trading day period from and after the date that is one hundred eighty (180) days following the Closing Date until the fourth anniversary of the Closing Date, the VWAP of the shares of Solidion’s Class A common stock is greater than or equal to $25.00 per share (subject to any adjustment pursuant to the Merger Agreement).
Generating gross proceeds				$ 123,500,000
Percentage of fair market value			80.00%
Contributed amount					$ 1,235,000
Price of public share (in Dollars per share)					$ 0.1
Additional contributed amount			$ 125,000
Special meeting extension			$ 750,000
Aggregate of common stock (in Shares)			8,430,383
Cash withdrawal from trust account			$ 89,038,494
Equity adjustment			900,000
Redeem an aggregate (in Shares)	1,625,876
Redeeming stockholders	$ 17,834,235		17,834,235
Net loss	5,300,000
Net cash used in operating activities			4,100,000
Cash and cash equivalents			1,000
Percentage of excise tax				1.00%
Excise tax			$ 900,000
Initial Public Offering [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Aggregate consideration shares (in Shares)		11,000,000	12,350,000
Generating gross proceeds		$ 110,000,000
Sale of per unit (in Dollars per share)			$ 10.2
Over-Allotment Option [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Aggregate consideration shares (in Shares)		1,350,000	1,650,000
Generating gross proceeds		$ 13,500,000
Offering price (in Dollars per share)		$ 10
Price per unit (in Dollars per share)			$ 10
Public Shares [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Public share redemption percentage			100.00%
Class A common stock subject to possible redemption [Member
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Generating gross proceeds				$ 123,500,000
Generating gross proceeds				$ 3,755,675
Redeeming stockholders	$ 17,834,235		$ 17,834,235
Closing Merger Consideration Shares [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Aggregate consideration shares (in Shares)			70,000,000
Additional shares (in Shares)			22,500,000
Private Placement Warrants [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Aggregate warrant shares (in Shares)			5,000,000
Price per warrant shares (in Dollars per share)			$ 1
Generating gross proceeds			$ 5,000,000
Sale of private placement warrant (in Shares)			5,405,000
Private Placement Warrants [Member] | Over-Allotment Option [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Aggregate warrant shares (in Shares)		405,000
Price per warrant shares (in Dollars per share)		$ 1
Generating gross proceeds		$ 405,000
Offering price (in Dollars per share)			$ 1
Business Combination [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Ownership interest to be acquired on post-transaction company			50.00%